Net operating costs (excluding items shown separately) - Summary of net operating costs (excluding items shown separately) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Expense By Nature [Abstract]
Raw materials, consumables, repairs and maintenance	$ 9,286	$ 8,760	$ 8,966
Amortisation of intangible assets	177	227	207
Depreciation of property, plant and equipment	4,198	4,567	4,438
Employment costs	4,765	4,881	5,446
Shipping and other freight costs	2,338	1,454	2,165
(Increase)/decrease in finished goods and work in progress	(82)	87	558
Royalties	2,228	1,889	1,863
Amounts charged by equity accounted units	980	1,184	1,246
Net foreign exchange losses/(gains)	61	38	(263)
Other external costs	3,935	3,472	4,181
Provisions (including exchange differences on provisions)	527	1,404	731
Research and development	58	60	104
Costs included above qualifying for capitalisation	(486)	(521)	(661)
Other operating income	(1,002)	(703)	(1,062)
Net operating costs (excluding items shown separately)	$ 26,983	$ 26,799	$ 27,919